Share capital	6 Months Ended
Apr. 30, 2019
Text block [abstract]
Share capital

Note 7.    Share capital

Common shares

					For the three months ended				For the six months ended
$ millions, except number of shares		2019 Apr. 30		2019 Jan. 31		2018 Apr. 30		2019 Apr. 30		2018 Apr. 30
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Balance at beginning of period	443,802,263	$13,350	442,826,380	$13,243	443,824,991	$13,070	442,826,380	$13,243	439,313,303	$12,548
Issuance pursuant to:
Acquisition of The PrivateBank	–	–	–	–	–	–	–	–	1,689,450	194
Acquisition of Wellington Financial	–	–	–	–	–	–	–	–	378,848	47
Equity-settled share-based compensation plans	172,074	18	127,790	14	125,837	13	299,864	32	638,567	62
Shareholder investment plan (1)	423,837	47	524,183	57	421,321	46	948,020	104	2,064,486	243
Employee share purchase plan	280,232	31	299,646	33	261,238	30	579,878	64	526,243	62
	444,678,406	13,446	443,777,999	13,347	444,633,387	13,159	444,654,142	13,443	444,610,897	13,156
Treasury shares	(28,098)	(3)	24,264	3	57,610	7	(3,834)	–	80,100	10
Balance at end of period (2)	444,650,308	$13,443	443,802,263	$13,350	444,690,997	$13,166	444,650,308	$13,443	444,690,997	$13,166
(1)

Commencing with the dividends paid on April 27, 2018, the shares for the Dividend Reinvestment Option and Stock Dividend Option of the Shareholder Investment Plan (the Plan) were issued from Treasury without discount. Prior to this, these shares were issued at a 2% discount from average market price. The participants in the Share Purchase Option of the Plan continue to receive shares issued from Treasury with no discount.

(2)	Excludes 409 restricted shares as at April 30, 2019 (January 31, 2019: 60,532; April 30, 2018: 190,789).

Normal course issuer bid

On May 31, 2018, we announced that the Toronto Stock Exchange had accepted the notice of CIBC’s intention to commence a normal course issuer bid. Purchases under this bid will terminate upon the earlier of: (i) CIBC purchasing up to a maximum of 9 million common shares; (ii) CIBC providing a notice of termination; or (iii) June 3, 2019. No common shares have been purchased during the quarter.

We intend to seek Toronto Stock Exchange approval for a new normal course issuer bid that would permit us to purchase for cancellation up to a maximum of 9 million, or approximately 2% of our outstanding common shares, over a 12-month period commencing after June 3, 2019.

Preferred shares

Non-cumulative Rate Reset Class A Preferred Shares Series 49 (NVCC)

On January 22, 2019, we issued 13 million Non-cumulative Rate Reset Class A Preferred Shares Series 49 (NVCC) (Series 49 shares) with a par value of $25.00 per share, for gross proceeds of $325 million. For the initial five-year period to the earliest redemption date of April 30, 2024, the Series 49 shares pay quarterly cash dividends, if declared, at a rate of 5.20%. On April 30, 2024, and on April 30 every five years thereafter, the dividend rate will reset to be equal to the then current five-year Government of Canada bond yield plus 3.31%.

Holders of the Series 49 shares will have the right to convert their shares on a one-for-one basis into Non-cumulative Floating Rate Class A Preferred Shares Series 50 (NVCC) (Series 50 shares), subject to certain conditions, on April 30, 2024 and on April 30 every five years thereafter. Holders of the Series 50 shares will be entitled to receive a quarterly floating rate dividend, if declared, equal to the three-month Government of Canada Treasury Bill yield plus 3.31%. Holders of the Series 50 shares may convert their shares on a one-for-one basis into Series 49 shares, subject to certain conditions, on April 30, 2029 and on April 30 every five years thereafter.

Subject to regulatory approval and certain provisions of the shares, we may redeem all or any part of the then outstanding Series 49 shares at par on April 30, 2024 and on April 30 every five years thereafter; we may redeem all or any part of the then outstanding Series 50 shares at par on April 30, 2029 and on April 30 every five years thereafter.

Regulatory capital and leverage ratios

Our capital ratios and leverage ratio are presented in the table below:

$ millions, as at		2019 Apr. 30	2018 Oct. 31
Common Equity Tier 1 (CET1) capital		$26,304	$24,641
Tier 1 capital	A	29,648	27,908
Total capital		34,097	32,230

Total risk-weighted assets (RWAs) (1)		234,816	n/a
CET1 capital RWA (1)		n/a	216,144
Tier 1 capital RWA (1)		n/a	216,303
Total capital RWA (1)		n/a	216,462

CET1 ratio		11.2%	11.4%
Tier 1 capital ratio		12.6%	12.9%
Total capital ratio		14.5%	14.9%
Leverage ratio exposure	B	$696,026	$653,946
Leverage ratio	A/B	4.3%	4.3%
(1)

During 2018, before any capital floor requirement, there were three different levels of RWAs for the calculation of CIBC’s CET1, Tier 1 and Total capital ratios as CIBC elected in 2014 to phase-in the credit valuation adjustment (CVA) capital charge as permitted under OSFI’s guideline. Beginning in the first quarter of 2019 the ratios are calculated by reference to the same level of RWAs as the phase-in of the CVA capital charge has been completed.

n/a	Not applicable.

Our regulatory capital requirements are determined in accordance with guidelines issued by OSFI, which are based upon the risk-based capital standards developed by the Basel Committee on Banking Supervision.

CIBC has been designated by OSFI as a domestic systemically important bank (D-SIB) in Canada, and is subject to a CET1 surcharge equal to 1.0% of RWAs. OSFI currently expects D-SIBs to hold a 1.75% Domestic Stability Buffer. This results in current targets, including all buffers, for CET1, Tier 1 and Total capital ratios of 9.75%, 11.25%, and 13.25%, respectively. These targets may be higher for certain institutions at OSFI’s discretion.

During the quarter ended April 30, 2019, we have complied with OSFI’s regulatory capital requirements.